Inventories	12 Months Ended
Dec. 31, 2022
Inventories
Inventories

Note 21 Inventories

	December 31,
	2022	2021
Raw materials	1,855	889
Work in progress	937	—
Finished goods	855	—
Total	3,647	889

Inventories recognized as cost of sales amounted to SEK 3,179 in 2022. No inventories were recognized as cost of sales in 2021 and 2020, respectively. No write-downs of inventories have occurred.